Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Property, plant and rquipment gross	$ 71,704	$ 72,237	$ 68,071
Investment property additions	3,372,350	3,131,250
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Property, plant and rquipment gross	774,721	816,801
Shopping Malls [Member]
Statement [Line Items]
Property, plant and rquipment gross	2,243,415	1,922,735
Other PPE [Member]
Statement [Line Items]
Property, plant and rquipment gross		3,615	$ 3,252
Investment property additions	5,429	2,615
Offices and other rental poperties [Member]
Statement [Line Items]
Property, plant and rquipment gross	347,899	388,231
Property Under Development [Member]
Statement [Line Items]
Property, plant and rquipment gross	$ 886	$ 868